Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ .001
Common Stock, Shares authorized	200,000,000	200,000,000
Common Stock, shares issued and outstanding	14,529,334	0
Preferred Stock, par value	$ .001	$ .001
Preferred Stock, Shares authorized	50,000,000	50,000,000
Preferred Stock, shares issued	0	0